Business combination (Details Narrative) - Shanghai Qishuo [Member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	May 31, 2022
Business Acquisition [Line Items]
Acquisition percentage			100.00%
Operations and comprehensive income (loss)	$ 0	$ 1,299